Form N-1A Supplement	Jul. 03, 2025
SmartETFs Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SmartETFs Asia Pacific Dividend Builder ETF

Ticker: ADIV

Each a series of the Trust

SUPPLEMENT DATED JULY 3, 2025

to the Statutory Prospectus and Summary Prospectus both dated April 30, 2025

Effective immediately, the table under the section titled “Performance” on page 8 of the Summary Prospectus and page 11 of the Prospectus is replaced with the following:

Average Annual Total Returns as of 12/31/24	One Year	Five Years	Ten Years
SmartETFs Asia Pacific Dividend Builder ETF:
Return Before Taxes	14.01%	5.99%	6.68%
Return After Taxes on Distributions(1)	12.61%	3.56%	5.05%
Return After Taxes on Distributions and Sale of Fund Shares(1)	9.07%	3.89%	4.89%
MSCI AC Pacific ex Japan Index (Net Return) Reflects No Deductions for Fees and Expenses)	10.14%	1.74%	4.07%

(1)	This table shows returns for the predecessor mutual fund. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their mutual fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Please file this Supplement with your records

SmartETFs Dividend Builder ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SmartETFs Dividend Builder ETF

Ticker: DIVS

Each a series of the Trust

SUPPLEMENT DATED JULY 3, 2025

to the Statutory Prospectus and Summary Prospectus both dated April 30, 2025

The table under the section titled “Performance” on page 7 of the Summary Prospectus and page 20 of the Prospectus is replaced with the following:

Average Annual Total Returns as of 12/31/24	One Year	Five Years	Ten Years
SmartETFs Dividend Builder ETF:
Return Before Taxes	13.35%	10.58%	9.63%
Return After Taxes on Distributions(1)	12.66%	9.58%	8.80%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.41%	8.20%	7.71%
MSCI World Index (Net Return) Reflects No Deductions for Fees and Expenses)	18.67%	11.15%	9.94%

(1) After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Please file this Supplement with your records

SmartETFs Smart Transportation & Technology ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SmartETFs Smart Transportation & Technology ETF

Ticker: MOTO

Each a series of the Trust

SUPPLEMENT DATED JULY 3, 2025

to the Statutory Prospectus and Summary Prospectus both dated April 30, 2025

The table under the section titled “Performance” on page 10 of the Summary Prospectus and page 33 of the Prospectus is replaced with the following:

Average Annual Total Returns as of 12/31/24	One Year	Five Years	Since Inception (November 14, 2019)
SmartETFs Smart Transportation & Technology ETF:
Return Before Taxes	2.33%	12.08%	12.92%
Return After Taxes on Distributions(1)	2.27%	11.52%	12.37%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.73%	9.54%	10.26%
MSCI World Index (Net Return) Reflects No Deductions for Fees and Expenses)	18.67%	11.15%	11.77%

(1) After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Please file this Supplement with your records

SmartETFs Sustainable Energy II ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SmartETFs Sustainable Energy II ETF

Ticker: SOLR

Each a series of the Trust

SUPPLEMENT DATED JULY 3, 2025

to the Statutory Prospectus and Summary Prospectus both dated April 30, 2025

The table under the section titled “Performance” on page 9 of the Summary Prospectus and page 44 of the Prospectus is replaced with the following:

Average Annual Total Returns as of 12/31/24	One Year	Since Inception (November 11, 2020)
SmartETFs Sustainable Energy II ETF:
Return Before Taxes	(11.31)%	0.56%
Return After Taxes on Distributions(1)	(11.42)%	0.17%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(6.50)%	0.37%
MSCI World Index (Net Return) Reflects No Deductions for Fees and Expenses)	18.67%	11.36%

(1) After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Please file this Supplement with your records